GMO U.S. Opportunistic Value Fund Investment Objectives and Goals - GMO U.S. Opportunistic Value Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	GMO U.S. OPPORTUNISTIC VALUE FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return.